Discontinued operations	3 Months Ended
Mar. 31, 2022
Discontinued operations
Discontinued operations

7 Discontinued operations

At the end of the third quarter of 2021, management updated its long term outlook for the COVID-19 testing business, which led to management’s decision to initiate a wind down process in which lease contracts at unprofitable COVID-19 testing sites would not be renewed. Similarly, COVID-19 related inventory levels were significantly ramped down to align with the needs of the remaining test sites and laboratories.

As at March 31, 2022, operations at all COVID-19 testing sites have ceased. The Company has no intentions of renewing any of the COVID-19 testing site leases and has abandoned the COVID-19 business line. Consequently, the Company is reporting its COVID-19 segment as a discontinued operation.

All COVID-19 related property, plant and equipment have been fully depreciated as at March 31, 2022. In addition, all COVID-19 related accounts receivable and accounts payable are included in the balance sheet as at March 31, 2022 whilst all COVID-19 related inventory have been written down to zero.

The Group has COVID-19 related advertising expenses, credit card fees and other selling expenses which were recognized under cost of sales in the statement of comprehensive loss since the COVID-19 business was added to the operations of the Group in the first quarter of 2020. During the 2021 year-end closing process, management identified this as a classification error and corrected it retrospectively. Accordingly, the Group reclassified EUR 1,192k from cost of sales to general administration expenses and selling expenses in the amount of EUR 999k and EUR 193k, respectively, for the three months ended March 31, 2021.

Discontinued operations are presented separately from continuing operations in the consolidated statements of comprehensive loss and consolidated statements of cash flows.

	For the three months ended March 31
	2022	2021
Results of discontinued operations
Revenue	19,463	54,979
Cost of sales	15,200	44,547
Gross profit	4,263	10,432
General administrative expenses	302	999
Selling expenses	7	193
Other operating income	706	-
Operating income	4,660	9,240
Financial costs, net	46	-
Income before taxes	4,614	9,240
Income tax expense	13	-
Income for the period	4,601	9,240
Total comprehensive income, attributable to equity holders of the parent	4,601	9,240
Net income per share - Basic and diluted (in EUR)	0.20	0.41

Cash flow from discontinued operations
Net cash flow from operating activities	2,835	8,962
Net cash flow from/ (used in) investing activities	575	(1,770)
Net cash flow used in financing activities	(409)	(275)